Financial assets (Tables)	3 Months Ended
Mar. 31, 2023
Financial assets [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial assets as of March 31, 2023 and December 31, 2022 is as follows:

	Balance as of March 31, 2023	Balance as of December 31, 2022
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	12,459	15,959
Derivative assets (Note 9)	75,162	89,806
Other receivable accounts at amortized cost	70,699	70,472
Total non-current financial assets	158,320	176,237
Contracted concessional financial assets	179,450	186,841
Derivative assets (Note 9)	6,236	7,575
Other receivable accounts at amortized cost	1,068	1,477
Total current financial assets	186,754	195,893